Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,972,558)	$ (2,843,905)	$ (1,621,400)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	149,307	88,289	55,212
Amortization	470,773	37,694
Fair value of warrants issued for services	119,779	738,091
Interest and accretion back in connection with convertible loans	1,019,402	(282,015)
Interest expense in connection with a short-term loan		13,289
Share-based compensation	153,990	136,134	52,389
Professional service received in connection with issuance of ordinary shares	221,476	298,600
Goodwill impairment	161,381
Beneficial conversion feature related to bridge financing notes			74,160
Change in operating assets and liabilities:
Change in restricted cash	706
Change in accounts receivable	(119,431)	28,087	(18,807)
Change in other current assets	(9,713)	274,179	(19,223)
Change in inventories	47,539	(11,311)	(5,613)
Change in trade payables	(296,783)	(153,892)	164,926
Change in employees and payroll accruals	(73,872)	90,028	33,314
Change in accrued expenses and other current liabilities	(183,019)	(91,273)	(20,167)
Change in fair value of warrants and capital note	(2,280,318)	(491,884)	(25,936)
Net cash used in operating activities	(2,591,341)	(2,169,889)	(1,281,273)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(18,237)	(2,185)	(13,860)
Net cash used in investing activities	(18,237)	(2,185)	(13,860)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans, net of issuance costs	1,898,130	774,400	206,000
Proceeds from issuance of ordinary shares, net of issuance costs	567,615	388,019	1,013,808
Proceeds from issuance of warrants		684,015
Receipt on account of ordinary shares and warrants		600,000
Proceeds from warrants exercise			26,251
Proceeds from stock options exercise	994		154
Proceeds from issuance of warrants classified as liability			183,260
(Decrease) increase in short term bank credit	(64,900)	37,723	(19,030)
Proceeds in connection with a promissory note		162,000
Repayment of the promissory note principal	(25,510)	(150,000)
Repayment of short-tern bank loan	(72,108)
Net cash provided by financing activities	2,304,221	2,496,157	1,410,443
Increase (decrease) in cash and cash equivalents	(305,357)	324,083	115,310
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	450,305	126,222	10,912
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	144,948	450,305	126,222
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Issuance of ordinary shares in connection with acquisition (see also Note 3)		6,728,091
Conversion of convertible loans including interest to ordinary shares	59,207		206,000
Purchase of property and equipment on credit			$ 224,550
Issuance of ordinary shares	$ 394,155